Related-Party Transactions - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supervisory Board
Transactions between the Company and related parties
Short term employee benefits	€ 309	€ 234	€ 240
Share-based payment	581	416	415
Total compensation	890	650	655
Mr. Dinko Valerio
Transactions between the Company and related parties
Short term employee benefits	74	74	70
Share-based payment	76	104	86
Total compensation	150	178	156
Ms. Alison F. Lawton
Transactions between the Company and related parties
Short term employee benefits	50	52	47
Share-based payment	76	104	86
Total compensation	126	156	133
Mr. James Shannon
Transactions between the Company and related parties
Short term employee benefits	56	59	50
Share-based payment	76	104	86
Total compensation	132	163	136
Mr. Bart Filius
Transactions between the Company and related parties
Short term employee benefits	49	49	44
Share-based payment	78	104	80
Total compensation	127	153	124
Ms. Begona Carreno
Transactions between the Company and related parties
Short term employee benefits	50
Share-based payment	34
Total compensation	84
Ms. Theresa Heggie
Transactions between the Company and related parties
Short term employee benefits	30		29
Share-based payment	241		77
Total compensation	271		106
Management board and senior management
Transactions between the Company and related parties
Short term employee benefits	3,204	5,559	3,671
Post-employment benefits	102	157	67
Share-based payment	2,202	1,820	4,390
Total compensation	5,508	7,536	8,128
Management Board
Transactions between the Company and related parties
Short term employee benefits	2,059	1,579	733
Post-employment benefits	50	34	10
Share-based payment	1,640	1,314	1,472
Total compensation	3,749	2,927	2,215
Mr. D.A. de Boer
Transactions between the Company and related parties
Short term employee benefits	1,167	1,295	733
Post-employment benefits	27	24	10
Share-based payment	1,245	1,145	1,472
Total compensation	2,439	2,464	2,215
Mr. R.K. Beukema
Transactions between the Company and related parties
Short term employee benefits	892	284
Post-employment benefits	23	10
Share-based payment	395	169
Total compensation	1,310	463
Senior Management
Transactions between the Company and related parties
Short term employee benefits	1,145	3,980	2,938
Post-employment benefits	52	123	57
Share-based payment	562	506	2,918
Total compensation	€ 1,759	€ 4,609	€ 5,913